Net Investment In Subleases - Summary of Net Investment in Subleases (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Investment In Subleases [Abstract]
Balance, beginning of year	$ 26,562	$ 0
Acquisition (note 5(b))	0	23,801
Additions	1,408	3,951
Finance income	833	573
Rents recovered (payments made directly to landlords)	(4,141)	(1,713)
Dispositions and remeasurement	(1,343)	(50)
Balance, end of year	23,319	26,562
Current portion	3,701	3,991	[1]
Long-term	$ 19,618	$ 22,571	[1]

[1]	Adjustment to provisional amounts — refer to note 5(b).